RELATED PARTY TRANSACTIONS (Detail Textuals)		12 Months Ended
		Sep. 30, 2018 USD ($) Share	Sep. 30, 2017 USD ($) Share	Sep. 30, 2016 USD ($) Share
Disclosure of transactions between related parties [line items]
Number of stock options granted		803,400		45,500
Share-based payments expense | $	[1]	$ 1,429,053	$ 770,222	$ 1,029,878
Key management personnel
Disclosure of transactions between related parties [line items]
Number of stock options modified		73,000
Number of stock options granted		682,000		44,500
Amounts payable, related party transactions | $		$ 128,035	$ 219,031
CEO
Disclosure of transactions between related parties [line items]
Period of base salary paid upon termination without cause		1 year
Period of salary entitled if termination without cause occurs after or within 60 days prior to change of control event		18 months
CFO
Disclosure of transactions between related parties [line items]
Period of base salary paid upon termination without cause		1 year
COO
Disclosure of transactions between related parties [line items]
Period of base salary paid upon termination without cause		1 year
Period of salary entitled if termination without cause occurs within 18 months after a change of control event		18 months

[1]	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.